Warrant Liability	12 Months Ended
Jun. 30, 2026
Warrant Liability [Abstract]
Warrant liability
14.	Warrant liability

As of June 30, 2026, the Company had issued two types of warrants that are classified as financial liabilities in accordance with IFRS 9 – Financial Instruments and IAS 32 – Financial Instruments: Presentation.

On March 23, 2026, the Company issued and sold: (i) 4,065,957 units prior to reverse share splits (the “Ordinary Units”), each consisting of one Class A ordinary shares of the Company, par value USD 0.00001 prior to reverse share splits per share (the “Class A Ordinary Shares”), one series A warrant to purchase one Class A Ordinary Shares (each a “Series A Warrant”) and one series B Warrant to purchase one Class A Ordinary Share (each a “Series B Warrant”), and (ii) 19,022,066 pre-funded units prior to reverse share splits (the “Pre-Funded Units”), each consisting of one pre-funded warrant to purchase one Class A Ordinary Share (each a “Pre-Funded Warrant”), one Series A Warrant and one Series B Warrant at a public offering price of USD 0.693 (prior to reverse share splits) per Ordinary Unit and USD 0.69299 (prior to reverse share splits) per Pre-Funded Unit.

Each Series A Warrant have an initial exercise price per share equal to 105% of the price per Ordinary Unit sold in this offering, or USD 0.7277. The exercise price of each Series A Warrant will be reset immediately following the thirtieth (30th) calendar day (the “Reset Date”) following the issuance date of the Series A Warrants to a price equal to 105% of the arithmetic average of the sum of the three lowest per share VWAPs (as defined below) of the Class A Ordinary Shares on Nasdaq for the five (5) trading days immediately prior to the Reset Date; provided that such price shall not be lower than USD 0.1386 (the “Floor Price”). On the Reset Date, at the Floor Price, the number of Class A Ordinary Shares then available for issuance upon exercise of the Series A Warrants will be increased so the aggregate exercise price of the Series A Warrants on the issuance date of each Series A Warrant will remain unchanged following such reset. On the Reset Date, a holder of Series A Warrant may be entitled to 5.25 Class A Ordinary Shares upon exercise of a Series A Warrant and holders of Series A Warrants may be issued up to 121,212,121 Class A Ordinary Shares if all Series A Warrants are exercised in full, at the Floor Price.

Each Series B Warrant has an exercise price per share equal to 170% of the price per Ordinary Unit sold in this offering, or USD 1.1781. “VWAP” means, with respect to any trading day, the price determined by the first of the following clauses that applies: (a) if the Class A Ordinary Shares are then listed or quoted on Nasdaq or a similar trading market (a “Trading Market”), the daily volume weighted average price of the Class A Ordinary Shares for such date (or the nearest preceding date) on the Trading Market on which the Class A Ordinary Shares are then listed or quoted as reported by Bloomberg L.P. (based on a trading day from 9:30 a.m. (New York City time) to 4:02 p.m. (New York City time)), (b) if OTCQB or OTCQX is not a Trading Market, the volume weighted average price of the Class A Ordinary Shares for such date (or the nearest preceding date) on OTCQB or OTCQX as applicable, (c) if the Class A Ordinary Shares are not then listed or quoted for trading on OTCQB or OTCQX and if prices for the Class A Ordinary Shares are then reported on the Pink Open Market (or a similar organization or agency succeeding to its functions of reporting prices), the most recent bid price per Class A Ordinary Share so reported, or (d) in all other cases, the fair market value of one Class A Ordinary Share as determined by an independent appraiser pursuant to the terms of the applicable instrument. A holder of Series B Warrants may, at any time and in its sole discretion, exercise its Series B Warrants in whole or in part by means of a “zero exercise price” option in which the holder is entitled to receive a number of Class A Ordinary Shares equal to the product of (a) the number of Class A Ordinary Shares that would be issuable upon exercise of the Series B Warrant in accordance with the terms of such Series B Warrant if such exercise were by means of a cash exercise rather than a cashless exercise and (b) the quotient obtained by dividing (i) the exercise price minus the lowest VWAP of the Class A Ordinary Shares during the five (5) trading days immediately prior to the applicable exercise date (such VWAP, the “Low Price”) by (ii) 50% of the Low Price. This “zero exercise price” option is only available at a time when the applicable Low Price is lower than the then applicable Exercise Price. At no time can the Low Price be lower than the Floor Price. As a result of this feature, we do not expect to receive any cash proceeds from the exercise of the Series B Warrants because it is highly unlikely that a Series B Warrant holder will elect to pay an exercise price in cash to receive Class A Ordinary Shares when they could elect the “zero exercise price” option in these circumstances to receive more Class A Ordinary Shares than they would receive if they did pay an exercise price. As an example, given the above provisions, holders of the Series A Warrants will be issued a maximum of 121,212,121 Class A Ordinary Shares upon the exercise of the Series A Warrants. Each Series B Warrant includes one underlying Class A Ordinary Share that may be obtained by exercising the Series B Warrant at an exercise price equal to 170% of the price per Ordinary Unit sold in this offering; however if the holder elects the zero exercise price option, the number of Class A Ordinary Shares could increase to up to 346,320,346 Class A Ordinary Shares underlying each Series B Warrant if the Low Price for the Class A Ordinary Shares decreases to and equals the Floor Price at the time of such election. As such, holders of the Series B Warrants may elect to be issued up to 346,320,346 Class A Ordinary Shares upon the exercise of the Series B Warrants assuming the Low Price is equal to the Floor Price.

Management assessed the classification of these instruments in accordance with the provisions of IAS 32 – Financial Instruments: Presentation. Under the standard, a contract that may result in the issuance of a variable number of shares does not meet the definition of an equity instrument and must instead be classified as a derivative financial liability, measured at fair value through profit or loss.

As the warrants contain contingent settlement provisions that could result in variability in the settlement amount depending on the occurrence of uncertain future events, they do not qualify for equity classification. Accordingly, these warrants have been recognized as derivative financial liabilities, with changes in fair value recognized in the consolidated statement of comprehensive income at each reporting date.

Type of warrants	Issued	Exercised	Remaining	After reverse split *
Series A	23,088,023	-	23,088,023	92,353
Series B	23,088,023	(23,088,023)	-

*	Giving retroactive effect to the 1 to 250 reverse share split effected on April 6, 2026.

The Company applied a Binomial Lattice Model to estimate the fair value of the warrant liabilities. The significant inputs into the model are shown below.

Series A	Initial recognition	June 30, 2026
Share price (USD)	0.0956	1.6600
Exercise price / warrant (USD)	0.7277	34.6500
Expected volatility	90.83%	111.89%
Dividend yield	0%	0%
Expected term (Years)	1	0.73
Annual risk-free interest rate	3.773%	3.982%

Series B	Initial recognition	June 30, 2026
Share price (USD)	0.0956	-
Exercise price / warrant (USD)	1.1781	-
Expected volatility	90.83%	-
Dividend yield	0%
Expected term (Years)	1	-
Annual risk-free interest rate	3.773%	-

Movement of the fair value of the warrant liabilities during the year is as follows:

	June 30, 2025	June 30, 2026	June 30, 2026
Series A	RM	RM	USD
Issuance of warrants	-	11,181,777	2,739,289
Fair value change	-	(11,214,763)	(2,747,370)
Currency realignment	-	35,640	8,731
At end of the year	-	2,654	650

	June 30, 2025	June 30, 2026	June 30, 2026
Series B	RM	RM	USD
Issuance of warrants	-	135,092,819	33,094,762
Exercised	-	(38,686,412)	(9,477,318)
Fair value change	-	(96,713,772)	(23,692,742)
Currency realignment	-	307,365	75,298
At end of the year	-	-	-